Panorama Plus
Supplement dated December 19, 2002
to the Prospectus dated May 1, 2002

The May 1, 2002 prospectus states that, except during the window period or on free withdrawal amounts, the amounts you allocate to the general account may be subject to an interest rate factor adjustment upon withdrawal. The interest rate factor adjustment can add value to the amount you withdraw, or it can reduce the value of the amount you withdraw. Effective January 2, 2003, application of the interest rate factor adjustment will never result in a payment upon withdrawal that is lower than if the guaranteed rate had been 3%. As a result of this change we are no longer required to file a “C.M. Life insurance Company Fixed Account with Interest Rate Factor Adjustment” prospectus with the SEC, so this prospectus, which is attached to your May 1, 2002 Panorama Plus variable annuity printed prospectus, is no longer applicable and is deleted.

The text of your Panorama Plus prospectus is supplemented as follows:

1.	On page 13 of the prospectus, in the last paragraph on the page, the last sentence is deleted and replaced with:

See the “Interest Rate Factor Adjustment” sub-section in the “Expenses” section of this prospectus and Appendix B to this prospectus for further information.

2.	On page 20 of the prospectus, in the last paragraph, the third sentence is deleted and replaced with the following:

However, application of the interest rate factor adjustment will never result in a payment upon withdrawal that is lower than if the guaranteed rate had been 3%.

3.	On page 21 of the prospectus, in the left-hand column, the second paragraph is deleted and replaced with the following:

See Appendix B to this prospectus for further information.

4.	The following text is inserted to follow Appendix A in the prospectus:

Appendix B—Interest Rate Factor Adjustment Calculation

Except during the window period or on free withdrawal amounts, we will apply an interest rate factor adjustment:

•	to any amount that you partially or fully withdraw (including transfers) from the general account during the accumulation phase, or

•	to any amount from the general account that you apply to a variable annuity option at the beginning of the income phase.

We base the interest rate factor adjustment on the interest rates payable on U.S. Treasury securities. If rates on U.S. Treasury securities are lower when you withdraw than when you made the payment, a positive adjustment will be applied to the amount you withdraw. This could result in your receiving an amount higher than the amount of your purchase payment(s).

This means that generally, if rates on U.S. Treasury securities are higher when you withdraw than when you made a payment, a negative adjustment could be applied to the amount you withdraw. That negative adjustment will never result in a payment upon withdrawal that is lower than if the guaranteed rate had been 3%.

The interest rate factor adjustment will reflect the relationship between:

1.
the weighted average of U.S. Treasury Index Rates corresponding to aggregate purchase payments and transfers into the general account during the current five-year period (as adjusted for partial withdrawals or transfers out of the general account),

2.	the U.S. Treasury Index Rate which would be applicable during the time remaining in the current five-year period on the date of the withdrawal, and

3.	the time remaining in the current five-year period.

In general, if the weighted average of U.S. Treasury Index Rates corresponding to purchase payments and transfers during the current five-year period is lower than the U.S. Treasury Index Rate which would be applicable during the time remaining in the current five-year period, then the application of the interest rate factor adjustment will result in a lower payment upon withdrawal.

We do not apply the interest rate factor adjustment during the window period or to free withdrawal amounts. Also, we do not apply the interest rate factor adjustment to contracts we issue to Pennsylvania residents.

The partial withdrawal interest rate factor adjustment formula is:

(1-1/IRF)  ×  (GAPW-GAF  +  GAPSC) = IRFA.

If you make a partial withdrawal, we do not apply an interest rate factor adjustment if the general account free withdrawal amount exceeds the general account portion of the partial withdrawal.

The full withdrawal interest rate factor adjustment formula is:

(IRF-1)  ×  (GAFW-GAF) = IRFA.

Where:

(GAPW) is the general account Partial Withdrawal Amount.

(GAFW) is the general account Full Withdrawal Amount.

(GAF) is the general account Free Withdrawal Amount.

(GAPSC) is the general account portion of the Partial Surrender Charge Amount determined as follows:

GAPSC  =  (GAPW-GAF)  ×  5%/95%, but not less than zero.

(IRF) is the Interest Rate Factor.

(IRFA) is the Interest Rate Factor Adjustment.

The interest rate factor is determined by the following formula:

	((1 + Ta)(N/12)	GAFW 3%	)
IRF = MAX
	(1.003 + Tb)(N/12),	GAFW

Where:

(Ta) is the weighted average of the U.S. Treasury Index Rates which correspond to the purchase payments and/or transfers allocated to the general account during the current five-year period.

We determine the U.S. Treasury Index Rate corresponding to each such allocation by the number of full years and fractions thereof (but not less than 1 year) remaining from the date of the allocation until the end of the current five-year period. For purposes of determining the average of these rates, each U.S. Treasury Index Rate is weighted by the amount of the corresponding allocation (as adjusted to reflect any partial withdrawal and/or transfers from the general account subsequent to such allocation). We will treat the general account balance at the beginning of any five-year period as a new allocation for purposes of this calculation.

We shall adjust each allocation made prior to a partial withdrawal and/or transfer from the general account (other than the current withdrawal) by multiplying such allocation by the following fraction:

1-PW/GAB

Where:

(PW) is the amount of the partial withdrawal and/or transfer from the general account made subsequent to the allocation,

(GAB) is the beginning general account balance on the date of the partial withdrawal and/or transfer from the general account,

We will calculate a separate adjustment for each prior partial withdrawal and/or transfer from the general account.

(Tb) is the U.S. Treasury Index Rate with a maturity equal to the number of full years and fractions thereof (but not less than 1 year) remaining in the current five-year period on the date of the partial or full withdrawal,

(N) is the number of whole months remaining in the current five-year period as of the date of the partial or full withdrawal (rounded down),

1.003 builds into the formula a factor representing our direct and indirect costs associated with liquidating general account assets in order to satisfy withdrawal requests or to begin making annuity income payments (to the extent the general account balance is applied to purchase a variable annuity). We have added this adjustment of .30% to the denominator of the formula because we anticipate that a substantial portion (more than half) of applicable general account portfolio assets will be in relatively illiquid private placement securities. Thus, in addition to direct transaction costs, if we must sell such securities (e.g., because of withdrawals), the market price may be lower because they are not registered securities. Accordingly, even if interest rates decline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, this factor will result in a small but negative interest rate factor adjustment.

GAFW3% is the general account Full Withdrawal Amount calculated at 3% since the inception of the contract. If this amount would become negative during the calculation, it is set equal to zero.

(IRF) is the interest rate factor.

Examples

The following examples illustrate the calculation of the interest rate factor and the interest rate factor adjustment.

In the following examples, we apply the interest rate factor adjustment formula so as to produce only positive numbers, which we then add to, or subtract from, the withdrawal proceeds for full general account balance withdrawals, or the remaining general account balance for partial general account balance withdrawals. For example, if the interest rate factor is .7, then the interest rate factor adjustment calculation illustrated below will show 1-.7, rather than .7-1, to result in a positive number.

For all the following examples, we have assumed GAFW equals $50,000 and GAFW3% equals $45,000.

For examples 1 and 2, assume no change in interest rates.

1)	Assume a $50,000 general account balance at the beginning of the second five-year period, and a full withdrawal at that time.

Also, assume the U.S. Treasury Index Rate at that time is 7%.

THEN: IRF = (1.07)(5)   = .9861
(1.073)(5)

Interest Rate Factor Adjustment
[deducted from proceeds] =

(1-.9861) × ($50,000-$5,000) = $625.50.

2)	Assume a $50,000 general account balance at the beginning of the tenth contract year with a full withdrawal at that time.

Also, assume the U.S. Treasury Index Rate remains at 7% for all maturities.

THEN: IRF = 1.07 = .9972
1.073

Interest Rate Factor Adjustment
[deducted from proceeds] =

(1-.9972) × ($50,000- $5,000) = $126.00.

For examples 3 and 4, assume a general account balance of $50,000 at the beginning of the seventh contract year.

3)	Assume a full withdrawal at the beginning of the seventh contract year:

a)	Assume that the beginning U.S. Treasury Index Rate was 7%, and the current U.S. Treasury Index Rate is 5.40%.

(This is a decrease in rates of 1.60%). Then the IRF = 1.05

Interest Rate Factor Adjustment [added to products] =

(1.05-1) × ($50,000-$5,000) = $2,250.

Thus, the actual amount of withdrawal proceeds paid = $50,000 + $2,250-$30 = $52,220.

Note: The contract maintenance fee ($30) applies to full withdrawals.

b)	Assume that the beginning U.S. Treasury Index Rate was 7%, and the current U.S. Treasury Index Rate is 8.08%.

(This is an increase in rates of 1.08%).
Then the IRF = .95

Interest Rate Factor Adjustment
[deducted from proceeds] =

(1-.95) × ($50,000-$5,000) = $2,250.

Thus, the actual amount of withdrawal proceeds paid = $50,000-$2,250-$30 = $47,720.

Note: The contract maintenance fee ($30) applies to full withdrawals.

4)	Assume a partial withdrawal of $10,000 at the beginning of the seventh contract year:

a)	Assume that the beginning U.S. Treasury Index Rate was 7%, and the current U.S. Treasury Index Rate is 5.40%.

(This is a decrease in rates of 1.60%). Then the IRF = 1.05

Interest Rate Factor Adjustment =

{	1-	1	}	× ($10,000 - $5,000) = $238.10.

1.05

Thus, the general account balance would be reduced by $10,000-$238.10 = $9,761.90.

b)	Assume that the beginning U.S. Treasury Index Rate was 7%, and the current U.S. Treasury Index Rate is 8.08%.

(This is an increase in rates of 1.08%). Then the IRF = .95

Interest Rate Factor Adjustment =

{	1-	1	}	× ($10,000-$5,000) = $236.10.

.95

Thus, the general account balance would be increased by $10,000 + $263.16 = $10,263.16.

The Applicability of the Interest Rate Factor
Adjustment on Withdrawals

The following examples illustrate the impact of the interest rate factor adjustment together with the surrender charge on withdrawal proceeds. For examples 1 and 2, assume a general account balance of $50,000 at the beginning of the second contract year.

1)	Assume a full withdrawal at the beginning of the second contract year.

a)	Assume that the beginning U.S. Treasury Index Rate was 7%, and the current U.S. Treasury Index Rate is 4.18%.

(This is a decrease in rates of 2.82%). Then the IRF = 1.10

Surrender Charge = ($50,000 - $5,000) × .05 = $2,250

Interest Rate Factor Adjustment = (1.10 - 1) × ($50,000 - $5,000) = $4,500

Thus, the actual amount of withdrawal proceeds paid = $50,000 - $2,250 + $4,500 - $30 = $52,220

Note: The contract maintenance fee ($30) applies to full withdrawals.

b)	Assume that the beginning U.S. Treasury Index Rate was 7%, and the current U.S. Treasury Index Rate is 9.56%.

(This is an increase in rates of 2.56%). Then the IRF = .9

Surrender Charge = ($50,000 - $5,000) × .05 = $2,250

Interest Rate Factor Adjustment = (1 - .9) × ($50,000 - $5,000) = $4,500

Thus, the actual amount of withdrawal proceeds paid = $50,000 - $2,250 - $4,500 - $30 = $43,220

Note: The contract maintenance fee ($30) applies to full withdrawals.

2)	Assume a partial withdrawal of $10,000 at the beginning of the second contract year.

a)	Assume that the beginning U.S. Treasury Index Rate was 7%, and the current U.S. Treasury Index Rate is 4.18%.

(This is a decrease in rates of 2.82%.) Then the IRF = 1.10

Surrender Charge = ($10,000 - $5,000) × .05/.95 = $263.16.

Interest Rate Factor Adjustment =

{			1	}
	1	-			× ($10,000 - $5,000) = $478.47
			1.10

Thus, the general account balance will be reduced by:

$10,000 + $263.16 - $478.47 = $9,784.69

b)	Assume that the beginning U.S. Treasury Index Rate was 7%, and the current U.S. Treasury Index Rate is 9.56%.

(This is an increase in rates of 2.56%.) Then the IRF = .90

Surrender Charge = ($10,000 - $5,000) × .05/.95 = $263.16

Interest Rate Factor Adjustment =

(1 - 1.90) × ($10,000 - $5,000 + $263.16) = $584.80

Thus, the general account balance will be reduced by:

$10,000 + $263.16 + $584.80 = $10,847.96